Lease Obligations and Commitments (Tables)	9 Months Ended
Sep. 30, 2023
Lease Obligations and Commitments [Abstract]
Schedule of Lease Liabilities	Lease Liabilities
$
Lease liabilities recognized as of January 1, 2022	367,884
Lease payments made	(260,184)
Interest expense on lease liabilities	20,860
Lease liabilities recognized as of January 1, 2023	128,560
Lease payments made	(131,576)
Interest expense on lease liabilities	3,016
0
Less: current portion	(0)
At September 30, 2023 – non-current portion	0